SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Trade Receivables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Open accounts	$ 4,446	$ 6,482